Income tax - Income before income tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Income tax
Income before income tax expense	¥ 627,835	$ 99,038	¥ 610,751	¥ 578,812
PRC tax laws and rules
Income tax
Income before income tax expense, The PRC	713,399	112,536	652,494	668,552
Hong Kong Profits Tax
Income tax
Income before income tax expense, Non-PRC	(49)	(8)	(43)	(43)
British Virgin Islands
Income tax
Income before income tax expense, Non-PRC	(20,279)	(3,199)	26,319	(13,313)
Cayman Islands
Income tax
Income before income tax expense, Non-PRC	¥ (65,236)	$ (10,291)	¥ (68,019)	¥ (76,384)